Note 15 - Regulatory Restrictions (Details) (USD $)	1 Months Ended				12 Months Ended			3 Months Ended
	Dec. 31, 2006	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Subsequent Event [Member] Pursuant to Regulatory Clearance [Member] One Investor [Member]	Dec. 31, 2013 Subsequent Event [Member] One Investor [Member]	Dec. 31, 2013 Minimum Required for FDIC Memorandum of Understanding [Member] Emerald Bank [Member]	Dec. 31, 2013 Minimum Required for FDIC Memorandum of Understanding [Member] Middlefield Banking Company [Member]	Dec. 31, 2009 Emerald Bank [Member]	Dec. 31, 2013 Emerald Bank [Member]	Dec. 31, 2012 Emerald Bank [Member]	Dec. 31, 2011 Emerald Bank [Member]	Feb. 28, 2011 Emerald Bank [Member]	Dec. 31, 2010 Emerald Bank [Member]	Dec. 31, 2013 Middlefield Banking Company [Member]	Dec. 31, 2012 Middlefield Banking Company [Member]	Dec. 31, 2013 One Investor [Member]
Note 15 - Regulatory Restrictions (Details) [Line Items]
Tier One Leverage Capital Required for Capital Adequacy to Average Assets							7.25%		4.00%	4.00%		9.00%		4.00%	4.00%
Nonperforming Assets Sold (in Dollars)								$ 5,800,000
Advances to Affiliate (in Dollars)											1,500,000		500,000
Tier One Leverage Capital to Average Assets						10.92%	9.00%		10.92%	10.61%				8.51%	7.32%
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets							12.00%		4.00%	4.00%				4.00%	4.00%
Reserves Required by Federal Reserve Bank (in Dollars)		7,400,000	7,100,000
Percent of Common Stock		10.00%
Amount Available for Payment of Dividends (in Dollars)														$ 10,400,000
Stock Issued During Period, Shares, New Issues (in Shares)	248,000				196,635
Noncontrolling Interest, Ownership Percentage by Parent					9.90%
Maximum Ownership of Stock				24.99%												10.00%